FEDERATED HERMES GOVERNMENT INCOME TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 27, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES GOVERNMENT INCOME TRUST (the “Registrant”)
Federated Hermes Government Income Fund (the “Fund”) Institutional Shares Service Shares

1933 Act File No. 002-75366
1940 Act File No. 811-03352

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated March 31, 2025, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 67 on March 26, 2025.

If you have any questions on the enclosed material, please contact Sheryl McCall at Sheryl.McCall@FederatedHermes.com or (724) 720-8831.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary